UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8558

Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31, 2006

Date of reporting period:	August 31

Item 1. Reports to Stockholders

Growth Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS

Common Stocks — 98.1%
Security	Shares	Value
Biotechnology — 1.7%
Celgene Corp.(1)	48,000	$1,953,120
Ligand Pharmaceuticals, Inc., Class B(1)(2)	12,802	129,812
		$2,082,932
Building Products — 0.5%
Goodman Global, Inc.(1)	47,000	$591,730
		$591,730
Capital Markets — 5.2%
E*Trade Financial Corp.(1)	126,500	$2,984,135
Goldman Sachs Group, Inc. (The)	7,500	1,114,875
TD Ameritrade Holding Corp.	129,000	2,260,080
		$6,359,090
Commercial Services & Supplies — 0.5%
Copart, Inc.(1)	23,769	$667,196
		667,196
Communications Equipment — 2.2%
Research In Motion, Ltd.(1)	33,129	$2,733,142
		$2,733,142
Computer Peripherals — 3.0%
Apple Computer, Inc.(1)(2)	45,000	$3,053,250
SanDisk Corp.(1)	11,000	648,120
		$3,701,370
Construction & Engineering — 3.0%
Foster Wheeler, Ltd.(1)	85,000	$3,694,950
		$3,694,950
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	11,100	$914,196
		$914,196

Security	Shares	Value
Diversified Consumer Services — 1.4%
DeVry, Inc.(1)(2)	68,000	$1,519,800
Laureate Education, Inc.(1)	3,033	145,645
		$1,665,445
Electric Utilities — 0.5%
British Energy Group PLC(1)	47,000	$599,719
		$599,719
Electrical Equipment — 0.9%
Solarworld AG(2)	19,400	$1,147,446
		$1,147,446
Food & Staples Retailing — 3.1%
Shoppers Drug Mart Corp.	30,000	$1,260,554
Walgreen Co.	50,000	2,473,000
		$3,733,554
Health Care Equipment & Supplies — 1.1%
Advanced Medical Optics, Inc.(1)(2)	22,000	$1,059,300
Thoratec Corp.(1)	21,965	322,007
		$1,381,307
Health Care Providers & Services — 6.0%
Caremark Rx, Inc.	46,000	$2,665,240
DaVita, Inc.(1)	14,000	817,040
Express Scripts, Inc.(1)	16,000	1,345,280
Henry Schein, Inc.(1)(2)	30,000	1,496,100
Omnicare, Inc.(2)	5,000	226,550
UnitedHealth Group, Inc.	14,500	753,275
		$7,303,485
Hotels, Restaurants & Leisure — 1.2%
Burger King Holdings, Inc.(1)	20,782	$302,170
Harrah's Entertainment, Inc.	9,400	586,184
Pinnacle Entertainment, Inc.(1)	23,000	592,940
		$1,481,294

See notes to financial statements

Growth Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Independent Power Producers & Energy Traders — 2.2%
Dynegy, Inc., Class A(1)(2)	435,000	$2,697,000
		$2,697,000
Insurance — 2.1%
Admiral Group PLC	150,000	$1,930,902
Aon Corp.	17,000	587,690
		$2,518,592
Internet Software & Services — 6.3%
DealerTrack Holdings, Inc.(1)	12,500	$271,875
Equinix, Inc.(1)(2)	22,000	1,268,740
Google, Inc., Class A(1)	11,790	4,462,869
Greenfield Online, Inc.(1)	42,738	394,044
WebEx Communications, Inc.(1)(2)	23,000	821,100
Yahoo!, Inc.(1)	18,000	518,760
		$7,737,388
IT Services — 5.2%
CheckFree Corp.(1)(2)	6,608	$236,566
Gartner, Inc.(1)	110,000	1,714,900
MasterCard, Inc., Class A(1)	30,000	1,677,000
MoneyGram International, Inc.	86,761	2,724,295
WNS Holdings, Ltd. ADR(1)	1,509	40,667
		$6,393,428
Media — 2.8%
Comcast Corp., Class A(1)	66,000	$2,310,000
Live Nation, Inc.(1)	27,000	566,460
XM Satellite Radio Holdings, Inc., Class A(1)(2)	42,000	544,320
		$3,420,780
Metals & Mining — 7.8%
Gammon Lake Resources, Inc.(1)	265,000	$3,410,550
Glamis Gold, Ltd.(1)	66,360	3,060,523
Golden Star Resources, Ltd.(1)	178,000	583,840
Miramar Mining Corp.(1)	200,000	864,000
Phelps Dodge Corp.	10,000	895,000
Southern Copper Corp.(2)	6,400	590,848
Western Copper Corp.(1)	95,000	104,438
		$9,509,199

Security	Shares	Value
Multiline Retail — 1.6%
Big Lots, Inc.(1)	50,000	$917,500
Saks, Inc.(2)	70,000	1,010,100
		$1,927,600
Oil, Gas & Consumable Fuels — 7.7%
Arch Coal, Inc.	20,000	$655,000
Chesapeake Energy Corp.	36,000	1,136,520
Hess Corp.	78,500	3,593,730
Parallel Petroleum Corp.(1)	35,916	861,266
SXR Uranium One, Inc.(1)(2)	338,852	2,671,732
Williams Cos., Inc. (The)	22,000	541,860
		$9,460,108
Personal Products — 1.3%
Alberto-Culver Co.	11,000	$541,530
Herbalife, Ltd.(1)	30,898	1,009,438
		$1,550,968
Pharmaceuticals — 4.9%
Adams Respiratory Therapeutics, Inc.(1)	14,000	$571,200
Endo Pharmaceuticals Holdings, Inc.(1)	40,859	1,349,573
Shire Pharmaceuticals PLC ADR	79,000	4,048,750
		$5,969,523
Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	37,809	$472,991
		$472,991
Real Estate Management & Development — 0.0%
Move, Inc.(1)	3,941	$18,050
		$18,050
Semiconductors & Semiconductor Equipment — 9.3%
Atheros Communications, Inc.(1)(2)	145,000	$2,359,150
Intersil Corp., Class A	45,000	1,140,750
MEMC Electronic Materials, Inc.(1)	129,000	4,989,720
Micron Technology, Inc.(1)	80,000	1,382,400
Silicon Image, Inc.(1)	25,000	290,250
Silicon Laboratories, Inc.(1)	17,000	599,590

See notes to financial statements

Growth Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Tessera Technologies, Inc.(1)	19,000	$625,100
		$11,386,960
Software — 0.3%
i2 Technologies, Inc.(1)(2)	24,000	$391,200
		$391,200
Specialty Retail — 2.3%
Circuit City Stores, Inc.	25,000	$590,250
GameStop Corp., Class A(1)(2)	30,000	1,310,400
OfficeMax, Inc.	17,500	726,775
Tweeter Home Entertainment Group, Inc.(1)	50,875	227,666
		$2,855,091
Thrifts & Mortgage Finance — 0.9%
W Holding Co., Inc.(2)	215,000	$1,085,750
		$1,085,750
Tobacco — 4.3%
Loews Corp. - Carolina Group	71,149	$4,073,992
Reynolds American, Inc.(2)	19,000	1,236,330
		$5,310,322
Wireless Telecommunication Services — 7.7%
NII Holdings, Inc.(1)	91,000	$4,854,850
Rogers Communications, Inc., Class B(2)	49,000	2,526,440
Tim Participacoes SA ADR(2)	68,000	1,995,120
		$9,376,410
Total Common Stocks (identified cost $101,131,299)		$120,138,216

Security	Shares	Value
Short-Term Investments — 20.2%
Eaton Vance Cash Collateral Fund, LLC, 5.31%(3)	23,446,506	$23,446,506
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.28%, 9/1/06	$1,273	1,273,000
Total Short-Term Investments (at amortized cost, $24,719,506)		$24,719,506
Total Investments — 118.3% (identified cost $125,850,805)		$144,857,722
Other Assets, Less Liabilities — (18.3)%		$(22,442,742)
Net Assets — 100.0%		$122,414,980

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of these securities were on loan at August 31, 2006.

(3)  Affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of August 31, 2006.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	95.7%	$117,147,948
Canada	14.1	17,215,220
Bermuda	3.0	3,694,950
United Kingdom	2.1	2,530,621
Brazil	1.6	1,995,120
Germany	0.9	1,147,446
Puerto Rico	0.9	1,085,750
India	0.0	40,667
	118.3%	$144,857,722

See notes to financial statements

Growth Portfolio as of August 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 2006

Assets
Investments, at value, including $22,436,191 of securities on loan (identified cost, $125,850,805)	$144,857,722
Cash	426
Receivable for investments sold	1,084,892
Interest and dividends receivable	150,632
Prepaid Trustee	760
Total assets	$146,094,432
Liabilities
Collateral for securities loaned	$23,446,506
Payable to affiliate for investment advisory fees	62,482
Payable for investments purchased	16,355
Accrued expenses	154,109
Total liabilities	$23,679,452
Net Assets applicable to investors' interest in Portfolio	$122,414,980
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	103,408,063
Net unrealized appreciation (computed on the basis of identified cost)	19,006,917
Total	$122,414,980

Statement of Operations

For the Year Ended
August 31, 2006

Investment Income
Dividends (net of foreign taxes, $15,693)	$788,134
Interest	273,079
Security lending income, net	65,714
Total investment income	$1,126,927
Expenses
Investment adviser fee	$777,969
Trustees' fees and expenses	9,488
Custodian fee	96,436
Legal and accounting services	53,407
Interest expense	5,081
Miscellaneous	1,280
Total expenses	$943,661
Deduct — Reduction of investment adviser fee	$7,208
Total expense reductions	$7,208
Net expenses	$936,453
Net investment income	$190,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$10,716,256
Foreign currency transactions	(16,163)
Net realized gain	$10,700,093
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(1,338,696)
Net change in unrealized appreciation (depreciation)	$(1,338,696)
Net realized and unrealized gain	$9,361,397
Net increase in net assets from operations	$9,551,871

See notes to financial statements

Growth Portfolio as of August 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended August 31, 2006	Year Ended August 31, 2005
From operations — Net investment income	$190,474	$27,358
Net realized gain from investment transactions and foreign currency transactions	10,700,093	13,858,301
Net change in unrealized apreciation (depreciation) from investments	(1,338,696)	11,208,742
Net increase in net assets from operations	$9,551,871	$25,094,401
Capital transactions — Contributions	$12,627,845	$9,771,545
Withdrawals	(22,648,895)	(25,071,099)
Net decrease in net assets from capital transactions	$(10,021,050)	$(15,299,554)
Net increase (decrease) in net assets	$(469,179)	$9,794,847
Net Assets
At beginning of year	$122,884,159	$113,089,312
At end of year	$122,414,980	$122,884,159

See notes to financial statements

Growth Portfolio as of August 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended August 31,
	2006		2005		2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Net expenses	0.75%		0.75%		0.74%	0.77%	0.75%
Net expenses after custodian fee reduction	0.75%		0.75%		0.74%	0.77%	0.75%
Interest expense	0.00	%(1)	0.00	%(1)	0.01%	—	—
Net investment income (loss)	0.15%		0.02%		(0.09)%	(0.52)%	(0.44)%
Portfolio Turnover	208%		201%		276%	217%	282%
Total Return	8.06%		23.55%		(3.47)%	33.37%	(23.66)%
Net assets, end of year (000's omitted)	$122,415		$122,884		$113,089	$114,496	$89,799
† The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses			0.76%
Expenses after custodian fee reduction			0.76%
Net investment income			0.01%

(1)  Amounts represent less than 0.01%

See notes to financial statements

Growth Portfolio as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. A secondary consideration is investment income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2006, the Eaton Vance Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the

Growth Portfolio as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

  2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended August 31, 2006, the fee amounted to $777,969. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2006, no significant amounts have been deferred. Effective May 24, 2004, BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended August 31, 2006, BMR waived $7,208 of its advisory fee.

  3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $248,321,868 and $260,655,162, respectively, for the year ended August 31, 2006.

  4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$126,497,632
Gross unrealized appreciation	$19,656,613
Gross unrealized depreciation	(1,296,523)
Net unrealized appreciation	$18,360,090

  5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 2006, the

Growth Portfolio as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Portfolio did not have a balance outstanding pursuant to this line of credit. The Portfolio did not have any significant borrowings during the year ended August 31, 2006.

  6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with a securities lending agent, IBT, in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U. S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund). Cash Collateral Fund invests in high quality money market instruments. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In addition, the Portfolio pays IBT a lending agent fee computed as a percentage of the earnings on its investment in Cash Collateral Fund less the loan rebate fee. The loan rebate fee and lending agent fee paid by the Portfolio amounted to $574,247 and $11,577, respectively, for the year ended August 31, 2006. At August 31, 2006, the value of the securities loaned and the value of the collateral amounted to $22,436,191 and $23,446,506, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

  7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio is currently evaluating the impact of applying the various provisions of FIN 48.

Growth Portfolio as of August 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth Portfolio (the "Portfolio") at August 31, 2006, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 20, 2006

Eaton Vance Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Growth Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes in such personnel. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. The Board noted that action was being taken to improve the performance of the Fund, and concluded that it was appropriate to allow reasonable time to evaluate the effectiveness of this action.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Growth Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee(s)

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1989; of the Portfolio since 1992	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 167 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	167	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	167	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1989; of the Portfolio since 1993 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	167	None

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	167	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	167	None

Eaton Vance Growth Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	167	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	167	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	167	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002(2)	President of EVC, EVM, BMR, and EV and Director of EVC. Chief Investment Officer EVC, EVM and BMR. Officer of 68 registered investment companies and 5 private investment companies managed by EVM or BMR.

Gregory L. Coleman 10/28/49	Vice President of the Trust	Since 2001	Partner of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

Arieh Coll 11/9/63	Vice President of the Portfolio	Since 2000	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	President of the Portfolio	Since 2002	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

James A. Womack 11/20/68	Vice President of the Trust	Since 2001	Vice President of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

William J. Austin, Jr. 12/27/51	Treasurer of the Portfolio	Since 2002(2)	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 167 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Ofiicer of 167 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 167 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)    Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer since 1993. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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Investment Adviser of Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLC

125 High Street
Boston, MA 02110

Eaton Vance Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

444-10/06  GFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended August 31, 2005 and August 31, 2006 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	8/31/2005	8/31/2006

Audit Fees	$32,800	$35,900

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,775	$6,125

All Other Fees(3)	$0	$0

Total	$38,575	$42,025

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

 (2)                                Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended August 31, 2005 and the fiscal year ended August 31, 2006; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods., respectively.

Fiscal Years Ended	8/31/ 2005	8/31/2006

Registrant	$5,775	$6,125

Eaton Vance(1)	$98,305	$83,416

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	October 20, 2006

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 20, 2006